Note 7 - Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Property, Plant, and Equipment, Carrying Value [Table Text Block]
	June 30, 2019	December 31, 2018
Leasehold improvements	$2,435	$2,435
Furniture and fixtures	10,337	10,337
Computer equipment	26,496	26,496
Property and equipment cost	39,268	39,268
Less: accumulated depreciation	(34,791)	(31,685)
Property and equipment, net	$4,477	$7,583

	December 31, 2018	December 31, 2017
Leasehold improvements	$2,435	$2,435
Furniture and fixtures	10,337	10,337
Computer equipment	26,496	24,285
Property and equipment cost	39,268	37,057
Less: accumulated depreciation	(31,685)	(22,645)
Property and equipment, net	$7,583	$14,412